Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary Of Major Commitments With Local Financial Institutions

As of December 31, 2017, major commitments with local financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Currency	Limit	Used amount
Bank overdraft	Kookmin Bank and others	KRW	1,730,000	72
Commercial papers	NH Investment & Securities Co., Ltd.	KRW	370,000	300,000
Collateralized loan on accounts receivable-trade	NongHyup Bank and others	KRW	35,560	—
Collateralized loan on electronic accounts receivable-trade	Shinhan Bank and others	KRW	343,000	42,350
Plus electronic notes payable	Industrial Bank of Korea	KRW	50,000	140
Loans for working capital	Korea Development Bank and others	KRW	306,500	207,300
Green energy factoring	Shinhan Bank	KRW	16	16
FX forward trading commitment	Shinhan Bank	USD	11,500	—
Facility loans	Kookmin Bank and others	KRW	8,456	8,456
		USD	212,000	166,108
Facility loans on ships	Shinhan Bank	USD	30,000	15,000
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	KRW	37,700	4,688
Total		KRW	2,881,232	563,022
		USD	253,500	181,108

Summary of Guarantees Received from Financial Institutions

As of December 31, 2017, guarantees received from financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency		Limit
Performance guarantee	Seoul Guarantee Insurance and others	KRW		116,787
		USD		1,275
Guarantee for import letters of credit	Industrial Bank of Korea and others	USD		5,980
Guarantee for payment in foreign currency	KEB Hana and others	USD		54,072
		PLN	[1]	23,000
Guarantee for advances received	Export-Import Bank of Korea	USD		7,414
Comprehensive credit line	KEB Hana Bank and others	KRW		55,000
Bid guarantee	KEB Hana Bank	USD		400
Bid guarantee	Korea Software Financial Cooperative	KRW		96,911
Performance guarantee /Warranty Guarantee		KRW		302,062
Guarantee for advances received/others	Korea Software Financial Cooperative and others	KRW		99,228
Warranty guarantee	Seoul Guarantee Insurance	KRW		2,962
Guarantees for licensing		KRW		4,077
Guarantees for public sale		KRW		50
Guarantees for deposits	Seoul Guarantee Insurance and others	KRW		4,203
Total		KRW		681,280
		USD		69,141
		PLN	[1]	23,000

1	Polish Zloty.

Summary Of Guarantees Provided By The Group For Third Parties

As of December 31, 2017, guarantees provided by the Group to a third party, are as follows:

(in millions of Korean won)	Subject to payment guarantees	Creditor	Limit	Used amount	Period
KT Estate Inc.	Busan Gaya Centreville Buyers	Shinhan Bank	￦48,536	￦8,309	Nov 10, 2017 ~Oct. 31, 2020
KT Estate Inc.	Daegu Beomeo -Crossroads SeohanIDaum Buyers	Shinhan Bank	81,722	14,237	Oct 29, 2017 ~Nov. 30, 2020
KT Hitel Co., Ltd.	KEB Hana Bank	Cash payers	384	—	Apr 19, 2017 ~ Apr 19, 2018